Subsequent Events (Details Narrative) (10-K) - USD ($)		4 Months Ended
	Feb. 18, 2021	May 28, 2021	Mar. 31, 2021	Feb. 26, 2021	Jan. 28, 2021
Subsequent Event [Member]
Borrowings				$ 300,000
Sponsor [Member]
Aggregate of amount	$ 500,000		$ 600,000		$ 200,000
Sponsor [Member] | Subsequent Event [Member]
Agreed to loan	500,000				200,000
Aggregate of amount	$ 700,000				$ 700,000
Description of subsequent events	The Notes are non-interest bearing and payable on the earlier of June 30, 2021 or the completion of the Business Combination.	The Notes are non-interest bearing and payable on the earlier of June 30, 2021 or the completion of the Business Combination.